Annual Total Returns - Fidelity® MSCI Communication Services Index ETF [BarChart] - 09.30 Fidelity MSCI Sector ETFs Combo PRO-08 - Fidelity® MSCI Communication Services Index ETF	Dec. 01, 2020
Bar Chart Table:
Annual Return, Inception Date	Oct. 21, 2013
Fidelity MSCI Communication Services Index ETF-Default
Bar Chart Table:
Annual Return 2014	6.38%
Annual Return 2015	3.26%
Annual Return 2016	23.15%
Annual Return 2017	3.59%
Annual Return 2018	(5.45%)
Annual Return 2019	27.06%